CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
General and administrative expenses	$ 464,054	$ 406,783	$ 2,805,647	$ 2,355,895
Loss from operations	(464,054)	(406,783)	(2,805,647)	(2,355,895)
Other income
Interest on investments in trust	207,405	1,457	3,348	1,251,889
Finance transaction costs	(464,670)
Change in fair value of warrant liabilities	(330,873)	4,854,362	6,359,058	6,668,954
Total other income	(588,138)	4,855,819	5,671,864	4,320,843
Net income	$ (1,052,192)	$ 4,449,036	2,866,217	1,964,948
Offering costs allocated to warrants			$ (690,542)	$ (3,600,000)
Common Class A Subject to Redemption [Member]
Other income
Diluted weighted average shares outstanding	1,848,503	10,326,000	10,326,000	9,582,767
Basic weighted average shares outstanding	1,848,503	10,326,000	10,326,000	9,582,767
Diluted net income per common stock	$ (0.23)	$ 0.34	$ 0.22	$ 0.16
Basic net income per common stock	$ (0.23)	$ 0.34	$ 0.22	$ 0.16
Common Share Not Subject Redemption [Member]
Other income
Diluted weighted average shares outstanding	2,684,760	2,684,760	2,613,724	2,684,760
Basic weighted average shares outstanding	2,684,760	2,684,760
Diluted net income per common stock	$ (0.23)	$ 0.34	$ 0.22	$ 0.16
Basic net income per common stock	$ (0.23)	$ 0.34	$ 0.22	$ 0.16